SCHEDULE OF DEFERRED REVENUE (CONTRACT LIABILITIES) (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Product Information [Line Items]
Deferred revenue (contract liabilities)	$ 492,429	$ 3,840,948	$ 2,230,925	$ 17,401,218	$ 18,585,792
Deferred revenue (contract liabilities), percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Sale of Hardware Products [Member]
Product Information [Line Items]
Deferred revenue (contract liabilities)				$ 62,716
Deferred revenue (contract liabilities), percentage			0.40%	0.40%	0.00%
Maintenance and Support Services [Member]
Product Information [Line Items]
Deferred revenue (contract liabilities)	$ 187,742	$ 1,464,387		$ 218,300	$ 151,973
Deferred revenue (contract liabilities), percentage	38.10%	38.10%	1.30%	1.30%	0.80%
IT Professional Services [Member]
Product Information [Line Items]
Deferred revenue (contract liabilities)	$ 39,610	$ 308,954		$ 373,061	$ 2,416,233
Deferred revenue (contract liabilities), percentage	8.10%	8.10%	2.10%	2.10%	13.00%
Contracts With Multiple Promises [Member]
Product Information [Line Items]
Deferred revenue (contract liabilities)	$ 265,078	$ 2,067,607		$ 16,747,141	$ 16,017,586
Deferred revenue (contract liabilities), percentage	53.80%	53.80%	96.20%	96.20%	86.20%